Summary of Significant Accounting Policies - Narrative (Detail) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Significant Accounting Policies [Line Items]
Net foreign currency transaction losses	$ (1,379,000)	$ (310,000)	$ (458,000)
Raw materials	1,800,000	2,500,000
Depreciation expense	59,500,000	55,000,000	45,500,000
Depletion expense	2,900,000	4,000,000	5,700,000
Discount rate used in full cost ceiling test, percentage	10.00%
Description of the application of the ceiling test	Application of the Ceiling Test requires pricing future revenues at the unweighted arithmetic average of the first-day-of-the-month price for each month within the 12-month period to the end of the reporting period, unless prices are defined by contractual arrangements such as fixed-price physical delivery forward sales contracts.
Financing obligations for software licenses	19,387,000	21,060,000
Unrecognized compensation expense	4,300,000
Weighted average period for unrecognized compensation expense to be recognized	2 years 1 month 6 days
Method used to determine the fair value of share-based compensation granted	The Company determines the fair value of share-based compensation granted in the form of stock options using the lattice valuation model or the Black-Scholes valuation model.
Research and development costs	300,000	1,600,000	300,000
Stock Options
Significant Accounting Policies [Line Items]
Antidilutive securities excluded from weighted average shares	1,285,303	1,133,211	421,270
Nonvested Shares
Significant Accounting Policies [Line Items]
Antidilutive securities excluded from weighted average shares	275,666	226,919	49,076
Software and licenses
Significant Accounting Policies [Line Items]
Estimated useful lives of amortizable intangible assets	3 years	3 years
Financing obligations for software licenses	$ 2,747,000	$ 1,289,000
Minimum
Significant Accounting Policies [Line Items]
Investments in affiliates, percentage of ownership	20.00%
Estimated useful lives of amortizable intangible assets	1 year
Maximum
Significant Accounting Policies [Line Items]
Investments in affiliates, percentage of ownership	50.00%
Estimated useful lives of amortizable intangible assets	35 years